Related Party (Details) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 12, 2019	Apr. 09, 2019	Jan. 14, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 06, 2018	Jul. 15, 2016
Related Party Transactions (Textual)
Principal amount							$ 243,000
Related party promissory note					$ 100,000	$ 82,075
Newly issued shares of common stock					482,000
Lyle Hauser [Member]
Related Party Transactions (Textual)
Principal amount								$ 100,000
Maturity date		Jun. 30, 2019		Dec. 31, 2019
Interest rate per year				9.00%				7.00%
Accrued interest					$ 4,927
Related party promissory note				$ 110,000
Original issue discount				$ 10,000
Interest rate				0.00%
Common stock for purchase price				$ 100,000
Vantage [Member]
Related Party Transactions (Textual)
Aggregate amount of convertible debt			$ 17,780
Principal amount			$ 17,780
Maturity date			Dec. 31, 2019
Interest rate per year			7.00%
Accrued interest					1,245
Outstanding convertible promissory note	$ 50,000
Repayments common stock	$ 50,000
Newly issued shares of common stock	10,000
Hauser [Member]
Related Party Transactions (Textual)
Aggregate amount of convertible debt			$ 70,382
Principal amount			$ 70,382
Maturity date			Dec. 31, 2019
Interest rate per year			7.00%
Accrued interest					4,927
Brian and David Dorr [Member]
Related Party Transactions (Textual)
Consulting fees and expenses					$ 107,306